Fair value measurements - Schedule of quantitative and qualitative information regarding significant unobservable inputs (Detail) - Recurring [Member] - Level 3 [Member] ¥ in Billions		12 Months Ended
		Mar. 31, 2024 JPY (¥)		Mar. 31, 2023 JPY (¥)		Mar. 31, 2022 JPY (¥)
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 1,041		¥ 868		¥ 792
Fair Value, Financial Instrument, Liabilities		557		565		580
Trading assets and private equity and debt investments [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		470		457		398
Trading assets and private equity and debt investments [Member] | Equities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 8		¥ 4		14
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.75		0.75
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.75		0.75
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 80		¥ 52		32
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.055		0.055
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.17		0.175
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.092		0.101
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.02		0.02
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.006		0.007
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.079		0.075
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.11		0.109
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.096		0.098
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.05		0.05
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.30		0.30
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.152		0.171
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	3.4		2
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	12		11.7
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	9.2		8.4
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	11.9		11.3
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	28.7		24.3
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	16		14.4
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.05		0.05
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.20		0.20
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.10		0.11
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 3		¥ 8		10
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.013		0.017
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.006		0.007
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.005		0.063
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.12		0.18
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.017		0.081
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 173		¥ 258		220
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.292		0.218
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.066		0.057
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	1		1
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.747		0.831
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 35		¥ 8		8
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.183		0.177
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.419		0.286
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.309		0.243
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.12		0.12
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.15		0.15
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.134		0.132
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0.004
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	1		0.996
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.683		0.203
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 122		¥ 95		79
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0.013
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.261		0.70
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.035		0.092
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 46		¥ 28		26
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates		Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.055		0.06
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.504		0.389
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.124		0.139
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.001
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.20
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.18
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.20
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.20		0.19
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.02		0.02
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.02		0.02
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0.50
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	1		1
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.376		0.526
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 3		¥ 2		0
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.039		0.02
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.027		0.01
Equity contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[7]	¥ 5		¥ 6		10
Equity contracts [Member] | Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Equity contracts [Member] | Option models [Member] | Dividend yield [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0		0
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.116		0.251
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Equity contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.044		0.154
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	1.408		1.086
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Equity contracts [Member] | Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	(0.95)		(0.85)
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.99		0.98
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Interest rate contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[7]	¥ 32		¥ 11		(11)
Interest rate contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.006		0.01
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.045		0.044
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.101		0.107
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.136		0.141
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.00243		0.00385
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.04015		0.01474
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	(1)		(1)
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	1		1
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Credit contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[7]	¥ (46)		¥ (32)		(33)
Credit contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0		0.001
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.21		3.483
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.15		0
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	1		0.90
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.35		0.555
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.479		0.611
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.24		0.23
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.85		0.9
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Foreign exchange contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[7]	¥ 3		¥ 19		10
Foreign exchange contracts [Member] | Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.065		0.01
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.189		0.236
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.21		0.18
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.7		0.74
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[5],[6]
Loans and receivables [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 291		¥ 191		205
Loans and receivables [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0		0
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0.336		0.258
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[5],[6]	0.081		0.071
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0.421		0.221
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	1		1
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[5],[6]	0.903		0.745
Collateralized agreements [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 12		¥ 17		16
Collateralized agreements [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[2]	0.031
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[2]			0.028
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[2]			0.06
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements	[5],[6]	0.031		0.034
Non-trading debt securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 21		¥ 3
Non-trading debt securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Non-trading debt securities [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2]			0
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Non-trading debt securities [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2]	0.048
Non-trading debt securities [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2]	0.063
Non-trading debt securities [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6]	0.05		0
Other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 253	[8]	¥ 196	[8]	197
Other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1],[8]	No predictable interrelationship		No predictable interrelationship
Other [Member] | DCF [Member] | WACC [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	0.111		0.112
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Lower fair value		Lower fair value
Other [Member] | DCF [Member] | WACC [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	0.111		0.112
Other [Member] | DCF [Member] | Growth rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	0.03		0.03
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Higher fair value		Higher fair value
Other [Member] | DCF [Member] | Growth rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	0.03		0.03
Other [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1],[8]	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Higher fair value		Higher fair value
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets		4.2	[2],[8]	4
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	6.9		5.4
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	5.2		4.4
Other [Member] | Market multiples [Member] | PE Ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Higher fair value		Higher fair value
Other [Member] | Market multiples [Member] | PE Ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	7.9		7.4
Other [Member] | Market multiples [Member] | PE Ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	35.9		30.8
Other [Member] | Market multiples [Member] | PE Ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	13.6		10.3
Other [Member] | Market multiples [Member] | Price/Book ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Higher fair value		Higher fair value
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	0.4		0.3
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	1.5		1.6
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	0.9		0.8
Other [Member] | Market multiples [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Lower fair value		Lower fair value
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	0.25		0.25
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	0.30		0.30
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	0.297		0.298
Trading Liabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 1		¥ 4		3
Trading Liabilities [Member] | Equities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		0		1		0
Trading Liabilities [Member] | Foreign government, agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities				0		0
Trading Liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities						0
Trading Liabilities [Member] | Bank and corporate debt securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		1		¥ 3		3
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]			Not applicable
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]			Higher fair value
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading Liabilities	[2]			0.045
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading Liabilities	[2]			0.95
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading Liabilities	[5],[6]			0.655
Trading Liabilities [Member] | Investment trust funds and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		0		¥ 0		0
Short-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 23		¥ 30		58
Short-term borrowings [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.05		0.154
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.638		1.006
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[5],[6]
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	(0.83)		(0.8)
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.97		0.95
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[5],[6]
Payable and deposits [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 15		¥ 17		8
Payable and deposits [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Payable and deposits [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Payable and deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.103		0.107
Payable and deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.11		0.113
Payable and deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[5],[6]
Payable and deposits [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Payable and deposits [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.4		0.4
Payable and deposits [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.98		0.98
Payable and deposits [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[5],[6]
Long-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 474		¥ 493		479
Long-term borrowings [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Long-term borrowings [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Long-term borrowings [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.179		0
Long-term borrowings [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.993		0.30
Long-term borrowings [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[5],[6]	0.956		0.09
Long-term borrowings [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.05		0.105
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.638		1.006
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[5],[6]
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.00378		0.00519
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.00976		0.00636
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[5],[6]
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	(1)		(1)
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.98		0.98
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[5],[6]
Other liabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 44		¥ 21		¥ 32
Other liabilities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Other liabilities [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Other liabilities [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[2]	0.40		0.40
Other liabilities [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[2]	0.94		0.985
Other liabilities [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[5],[6]	0.855		0.899

[1]	Consideration of the interrelationships between significant unobservable valuation inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.
[2]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[3]	The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.
[4]	The impact of an increase in the significant unobservable valuation input on the fair value measurement for a derivative assumes Nomura is long risk to the input (such as being long volatility). Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.
[5]	Nomura has not provided weighted average information for derivatives as unlike cash products the risk on such products is distinct from the balance sheet value and is subject to netting.
[6]	Weighted average information for non-derivatives is calculated by weighting each valuation input by the fair value of the financial instrument.
[7]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[8]	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.